Subsequent events (Details) - Unsecured - Subsequent event - USD ($) $ in Millions	Feb. 12, 2026	Jan. 31, 2026
4.125% Senior Unsecured Debt Due 2029
Subsequent Event [Line Items]
Aggregate principal amount		$ 900
Debt instrument, interest rate (in percentage)		4.125%
4.750% Senior Unsecured Debt Due 2033
Subsequent Event [Line Items]
Aggregate principal amount		$ 850
Debt instrument, interest rate (in percentage)		4.75%
4.450% Senior Unsecured Debt Due 2026
Subsequent Event [Line Items]
Debt instrument, interest rate (in percentage)	4.45%
Repayments of debt	$ 500